Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	Feb. 12, 2018	Dec. 31, 2017
CFO
Subsequent Event [Line Items]
Severance payable		$ 3.7
Subsequent Event
Subsequent Event [Line Items]
Gain from sale of office property	$ 6.7
Subsequent Event | Chairman
Subsequent Event [Line Items]
Sale of office property	$ 9.7